Stockholders' Deficit - Schedule Of Common Stock Reserved For Future Issuance (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Common Stock Reserved For Future Issuance [Line Items]
Common stock	186,223	173,751
Redeemable Convertible Preferred Stock [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	93,963	93,963,000
Outstanding stock options [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	81,457	74,211,000
Shares available for issuance under equity incentive plan [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	7,410	2,175,000
Redeemable convertible preferred stock warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	1,969	1,969,000
Common stock warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	1,424	1,433